CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net loss	$ (1,545)	$ (7,334)	$ (17,386)	$ (14,856)
Adjustment to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	163	354	1,002	2,066
Equity in losses of joint venture	5	87	389	74
Decrease in derivative liabilities	(175)	(2,703)	(3,936)	293
Warrant expense			0	107
Loss on extinguishment of debt	0	7,245	12,513	5,620
Common stock issued for services	89	0	114	54
Gain on payroll tax settlement			0	(2,263)
Non-cash interest added to debt	23	45	245	941
Loss on disposal of equipment	131	0	62	0
Series B Preferred Convertible Stock and warrants issued for note holder settlement expenses			0	534
Purchase of treasury stock			0	(18)
Depreciation	27	17	89	52
Amortization of discount on convertible debt	59	492	687	2,243
Increase (decrease) in cash arising from changes in assets and liabilities:
Accounts receivable	3,242	361	(3,185)	(1,036)
Costs in excess of billings	(260)	0	(132)	0
Inventories	(130)	(66)	(102)	9
Deposits	(558)	0
Other current assets	38	(393)	(307)	(84)
Accounts payable	(1,302)	1,302	1,918	(90)
Billings in excess of costs	(1,149)	(250)	3,251	1,482
Other current liabilities	(139)	(461)	(1,303)	(707)
Other long-term liabilities	(46)	176	(20)	(49)
Net cash used in operating activities	(1,527)	(1,128)	(6,101)	(5,628)
Investing Activities:
Investment in joint venture	0	(125)	(400)	(61)
Purchases of property and equipment	(94)	(70)	(135)	(371)
Net cash used in investing activities	(94)	(195)	(535)	(432)
Financing Activities:
Payments on convertible debt	0	(1,199)	(2,803)	0
Proceeds from issuance of Series B Convertible Preferred Stock and warrants, net of issuance costs of $375			0	4,625
Proceeds from issuance of common stock, net of issuance costs of $38	498	0	2,436	0
Proceeds from issuance of convertible promissory notes			5,760	4,625
Net cash provided by (used in) financing activities	498	(1,199)	5,393	9,250
Net change in cash	(1,123)	(2,522)	(1,243)	3,190
Cash, beginning of period	3,056	4,299	4,299	1,109
Cash, end of period	1,933	1,777	3,056	4,299
Cash paid for interest	0	81
Supplemental schedule of non-cash financing activities:
Conversion and tender of convertible debt and accrued interest to Series B Convertible Preferred Stock and warrants			14,138	1,900
Conversion of convertible notes and accrued interest to common stock			0	433
Debt (premium) discount recognized on convertible debt			(131)	3,053
Accrued interest added to debt	$ 23	$ 153	$ 153	$ 323